REGULATORY FRAMEWORK - Amendments to LAD (Details)			12 Months Ended
	Jan. 02, 2017	Jan. 01, 2016	Dec. 31, 2020
Maximum
Regulatory framework
Revised increment percentage in retail prices			5.00%
Amendments to the LAD
Regulatory framework
Period of extension for the use of spectrum frequencies by radio-electric link subscription broadcasting services		10 years
Amendments to DNU No. 267/15
Regulatory framework
Period for protection of last-mile fixed of new generation networks	15 years